UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.8%
	CONSUMER DISCRETIONARY – 8.3%
75	Caribou Coffee Co., Inc.*	$1,272
80	Cato Corp. - Class A	2,145
65	Cooper Tire & Rubber Co.	979
65	Jack in the Box, Inc.*	1,378
40	Matthews International Corp. - Class A	1,318
60	Meredith Corp.	1,889
		8,981

	CONSUMER STAPLES – 5.6%
50	Casey's General Stores, Inc.	2,547
80	Flowers Foods, Inc.	1,548
35	TreeHouse Foods, Inc.*	1,979
		6,074

	ENERGY – 3.5%
35	Atwood Oceanics, Inc.*	1,609
45	Bristow Group, Inc.	2,208
		3,817

	FINANCIALS – 22.7%
25	American Campus Communities, Inc. - REIT	1,070
175	American Equity Investment Life Holding Co.	2,018
55	Argo Group International Holdings Ltd.	1,585
85	Bank of the Ozarks, Inc.	2,379
65	BioMed Realty Trust, Inc. - REIT	1,207
55	DuPont Fabros Technology, Inc.	1,402
45	First Financial Bankshares, Inc.	1,534
155	FNB Corp.	1,817
80	Healthcare Realty Trust, Inc. - REIT	1,686
20	Home Properties, Inc. - REIT	1,192
20	Mid-America Apartment Communities, Inc. - REIT	1,278
30	PS Business Parks, Inc. - REIT	1,864
75	Selective Insurance Group, Inc.	1,348
30	Signature Bank*	1,744
40	United Bankshares, Inc.	1,116
100	Valley National Bancorp	1,192
		24,432

	HEALTH CARE – 8.1%
15	AMERIGROUP Corp.*	1,020
15	Chemed Corp.	842
50	Greatbatch, Inc.*	1,171
35	Haemonetics Corp.*	2,274

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
30	Hanger Orthopedic Group, Inc.*	$588
50	Kindred Healthcare, Inc.*	614
130	Wright Medical Group, Inc.*	2,203
		8,712

	INDUSTRIALS – 20.6%
150	Accuride Corp.*	1,124
50	Arkansas Best Corp.	906
70	Barnes Group, Inc.	1,770
35	CLARCOR, Inc.	1,799
40	Corporate Executive Board Co.	1,573
30	EnPro Industries, Inc.*	1,059
35	Franklin Electric Co., Inc.	1,752
60	GATX Corp.	2,576
55	Heidrick & Struggles International, Inc.	1,209
65	Interline Brands, Inc.*	1,106
60	Old Dominion Freight Line, Inc.*	2,557
30	Snap-on, Inc.	1,695
30	Toro Co.	1,902
35	United Stationers, Inc.	1,132
		22,160

	INFORMATION TECHNOLOGY – 16.7%
25	Anixter International, Inc.*	1,638
50	Diodes, Inc.*	1,289
310	Earthlink, Inc.	2,235
100	Emulex Corp.*	1,044
75	j2 Global Communications, Inc.	2,022
85	Plexus Corp.*	3,081
100	Progress Software Corp.*	2,333
100	Quest Software, Inc.*	2,035
130	ValueClick, Inc.*	2,267
		17,944

	MATERIALS – 2.7%
60	Koppers Holdings, Inc.	2,279
10	Minerals Technologies, Inc.	635
		2,914

	TELECOMMUNICATION SERVICES – 1.9%
30	AboveNet, Inc.*	1,994

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES – 5.7%
50	Avista Corp.	$1,267
35	Black Hills Corp.	1,182
45	Cleco Corp.	1,789
55	NorthWestern Corp.	1,933
		6,171

	TOTAL COMMON STOCKS (Cost $95,936)	103,199

	SHORT-TERM INVESTMENTS – 0.5%
587	Fidelity Institutional Government Portfolio, 0.01%1	587
	TOTAL SHORT-TERM INVESTMENTS (Cost $587)	587

	TOTAL INVESTMENTS – 96.3% (Cost $96,523)	103,786

	Other Assets in Excess of Liabilities – 3.7%	3,980

	TOTAL NET ASSETS – 100.0%	$107,766

REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.7%
Industrials	20.6%
Information Technology	16.7%
Consumer Discretionary	8.3%
Health Care	8.1%
Utilities	5.7%
Consumer Staples	5.6%
Energy	3.5%
Materials	2.7%
Telecommunication Services	1.9%
Total Common Stocks	95.8%
Short-Term Investments	0.5%
Total Investments	96.3%
Other Assets in Excess of Liabilities	3.7%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on November 9, 2011.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information
At January 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$96,523

Gross Unrealized Appreciation	$7,896
Gross Unrealized Depreciation	(633)

Net Unrealized Appreciation/(Depreciation) on Investments	$7,263

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2012 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$103,199	$-	$-	$103,199
Short-Term Investments	587	-	-	587
Total Investments, at Value	$103,786	$-	$-	$103,786

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels as of the beginning and ending of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Chartwell Small Cap Value Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/28/2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/28/2012

* Print the name and title of each signing officer under his or her signature.